Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of Significant Accounting Policies (Amounts in paragraphs)
Number of operating segments	from 5 to 4
Accrued receivables related to insurance reimbursements	$ 0	$ 0
Maturity period of short-term interest-earning debt instruments	3 months or less
Outsourcing contract costs - Additions	4	57	111
Outsourcing contract costs - Amortization	39	46	52
Outsourcing contract costs - Deferred Balance	239	274
Research and development expenses	580	588	543
Accumulated Other Comprehensive Loss
Cumulative translation adjustment	0	41
Net unrealized gain on marketable securities and cash flow hedges, net of tax expense of $3 as of December 31, 2010, and 2009	5	4
Unamortized benefit plan costs, net of tax benefit of $1,801 as of December 31, 2010, and $1,984 as of December 31, 2009	(2,762)	(3,059)
Total accumulated other comprehensive loss	(2,757)	(3,014)
Accumulated Other Comprehensive Loss (Parenthetical)
Tax expense on net unrealized gain on marketable securities and cash flow hedges	3	3
Tax benefit on unamortized benefit plan costs	$ 1,801	$ 1,984
Accumulated Other Comprehensive Loss (Amounts in paragraphs)
Percentage threshold for excess gains or losses that are subject to amortization	10.00%
Average future service period of employees	10
Land improvements
Property, Plant and Equipment [Line Items]
Useful life - Minimum	2
Useful life - Maximum	45
Buildings and improvements
Property, Plant and Equipment [Line Items]
Useful life - Minimum	2
Useful life - Maximum	45
Machinery and other equipment
Property, Plant and Equipment [Line Items]
Useful life - Minimum	2
Useful life - Maximum	20
Capitalized software costs
Property, Plant and Equipment [Line Items]
Useful life - Minimum	3
Useful life - Maximum	5
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Length of lease
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock options and stock awards (years)	3 to 4 years
Stock Awards Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of stock options and stock awards (years)	3 to 5 years